Other Intangible Assets, net and Goodwill - Other Intangible Assets, net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 2,823,756		$ 2,323,087	$ 2,286,085
Finite-lived intangible assets, Accumulated Amortization	(705,683)		(658,875)	(495,914)
Total finite-lived intangible assets	2,118,073		1,664,212	1,790,171
Indefinite-lived intangible assets, gross			164,428
Intangible assets, Gross	2,988,031		2,487,515	2,454,434
Total intangible assets	2,282,348		1,828,640	1,958,520
Amortization amounted	49,112	$ 56,106	191,361	227,803	$ 221,466
Trade names
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross			1,570
Total finite-lived intangible assets			1,570
Indefinite-lived intangible assets, gross			164,428	168,349
Intangible assets, Gross	164,275		164,428
Total intangible assets	164,275		164,428
Customer relationships
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	656,500		280,493	291,503
Finite-lived intangible assets, Accumulated Amortization	(182,765)		(180,571)	(164,611)
Total finite-lived intangible assets	473,735		99,922	126,892
Databases and content
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	1,802,169		1,755,323	1,725,878
Finite-lived intangible assets, Accumulated Amortization	(370,220)		(342,385)	(233,733)
Total finite-lived intangible assets	1,431,949		1,412,938	1,492,145
Computer software
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	330,318		285,701	268,704
Finite-lived intangible assets, Accumulated Amortization	(152,114)		(135,919)	(97,570)
Total finite-lived intangible assets	178,204		149,782	$ 171,134
Trade names
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	6,770		1,570
Finite-lived intangible assets, Accumulated Amortization	0		0
Total finite-lived intangible assets	6,770		1,570
Order or Production Backlog [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	27,999		0
Finite-lived intangible assets, Accumulated Amortization	(584)		0
Total finite-lived intangible assets	$ 27,415		$ 0